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The right choice for the long term(sm)

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

[cover: blurred photograph of person reading the newspaper, lounging on a couch, with a personal computer in the foreground]
Annual report for the year
ended September 30, 2001

THESE MONEY MARKET FUNDS ARE THREE OF THE 29 AMERICAN FUNDS,(SM) THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY,(SM) THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

THE CASH MANAGEMENT TRUST OF AMERICA(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA(SM) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury Securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA(SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

SEVEN-DAY ANNUALIZED RATES/1/, FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the months ended September 30, 1996 - September 30, 2001
[begin line chart]

SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the months ended September 30, 1995 - September 30, 2000

           Federal        Tax-Exempt         Cash Management     U.S. Treasury      Consumer Price
           Funds Rate     Money Fund (2)     Trust               Money Fund (3)     Index (inflation)


Sep-96     5.25           4.81               4.82                4.57               3.00

Oct-96     5.25           4.61               4.75                4.50               2.99

Nov-96     5.25           4.73               4.72                4.44               3.26

Dec-96     5.25           4.98               4.87                4.38               3.32

Jan-97     5.25           4.60               4.77                4.39               3.04

Feb-97     5.25           4.52               4.63                4.40               3.03

Mar-97     5.50           4.50               4.85                4.69               2.76

Apr-97     5.50           5.11               5.06                4.86               2.50

May-97     5.50           5.07               5.11                4.87               2.23

Jun-97     5.50           5.14               5.13                4.76               2.30

Jul-97     5.50           4.99               5.05                4.78               2.23

Aug-97     5.50           4.81               5.04                4.67               2.23

Sep-97     5.50           5.11               5.07                4.45               2.15

Oct-97     5.50           5.06               5.03                4.62               2.08

Nov-97     5.50           5.11               4.91                4.66               1.83

Dec-97     5.50           5.25               5.36                4.70               1.70

Jan-98     5.50           4.83               5.03                4.39               1.57

Feb-98     5.50           4.53               4.95                4.43               1.44

Mar-98     5.50           4.79               5.03                4.57               1.37

Apr-98     5.50           5.02               4.84                4.35               1.44

May-98     5.50           4.68               5.05                4.48               1.69

Jun-98     5.50           4.81               5.09                4.38               1.68

Jul-98     5.50           4.76               4.97                4.43               1.68

Aug-98     5.50           4.60               4.94                4.38               1.62

Sep-98     5.25           4.73               4.99                4.35               1.49

Oct-98     5.00           4.19               4.74                3.81               1.49

Nov-98     4.75           4.07               4.49                3.72               1.55

Dec-98     4.75           4.30               4.73                3.89               1.61

Jan-99     4.75           3.65               4.47                3.80               1.67

Feb-99     4.75           3.65               4.34                3.83               1.61

Mar-99     4.75           3.76               4.23                3.83               1.73

Apr-99     4.75           4.15               4.26                3.75               2.28

May-99     4.75           4.19               4.34                3.82               2.09

Jun-99     5.00           4.27               4.35                3.79               1.96

Jul-99     5.00           4.14               4.57                4.00               2.14

Aug-99     5.25           4.33               4.75                4.24               2.26

Sep-99     5.25           4.76               4.61                4.32               2.63

Oct-99     5.25           4.70               4.95                4.11               2.56

Nov-99     5.50           4.96               5.00                4.49               2.62

Dec-99     5.50           5.62               5.32                4.47               2.68

Jan-00     5.50           4.45               5.37                4.58               2.74

Feb-00     5.75           4.45               5.20                4.48               3.22

Mar-00     6.00           4.79               5.46                5.08               3.76

Apr-00     6.00           5.71               5.48                5.07               3.07

May-00     6.50           5.81               5.65                5.05               3.19

Jun-00     6.50           6.21               6.06                5.20               3.73

Jul-00     6.50           5.76               5.99                5.21               3.66

Aug-00     6.50           5.93               6.04                5.60               3.41

Sep-00     6.50           6.29               6.06                5.64               3.45

Oct-00     6.50           5.85               6.11                5.44               3.45

Nov-00     6.50           6.24               5.97                5.36               3.45

Dec-00     6.50           6.06               5.94                5.12               3.39

Jan-01     5.50           4.86               5.39                5.15               3.73

Feb-01     5.50           4.25               5.01                4.71               3.53

Mar-01     5.00           4.78               4.67                4.37               2.92

Apr-01     4.50           5.01               4.24                3.65               3.27

May-01     4.00           4.58               3.67                3.42               4.58

Jun-01     3.75           4.14               3.28                3.17               3.25

Jul-01     3.75           3.68               3.19                2.89               2.72

Aug-01     3.50           3.37               3.09                2.96               2.72

Sep-01     3.00           3.09               2.71                2.59               ---



/1/Equivalent to Securities and Exchange Commission yield.
/2/Represents the fund's taxable equivalent yield calculated at the maximum effective 39.1% federal tax rate.
/3/Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.


YOUR FUNDS' SEVEN-DAY YIELDS AS OF SEPTEMBER 30, 2001, WERE AS FOLLOWS:

The Cash Management Trust of America           +2.71%
The U.S. Treasury Money Fund of America        +2.59%
The Tax-Exempt Money Fund of America           +1.88%
The Tax-Exempt Money Fund of America
(taxable equivalent yield)/2/                  +3.09%

Fund results for The Cash Management Trust of America (CMTA) were calculated for Class A shares. Results for other CMTA share classes can be found on page 14.



FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO GUARANTEE THAT THEY WILL BE ABLE TO DO SO. THEREFORE, YOU MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.



FELLOW SHAREHOLDERS:

THE AMERICAN FUNDS FAMILY JOINS ALL AMERICANS SADDENED BY THE TRAGIC EVENTS OF SEPTEMBER 11. WE EXTEND OUR THOUGHTS AND PRAYERS TO THE VICTIMS AND TO THOSE WHO HAVE SUFFERED A LOSS OF FAMILY AND FRIENDS.

Although it was a dismal year for equity markets, fiscal 2001 was rewarding for investors in The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America. In a period in which equity markets declined sharply, all three funds produced returns that outpaced the 2.65% rate of inflation as measured by the Consumer Price Index.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA produced an income return of 4.63% with dividends reinvested for the fiscal year ended September 30.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a 12-month income return of 4.27%, including reinvested dividends. Because all the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 2.92% with dividends reinvested. This return is equivalent to a return of 4.79% for investors in the 39.1% federal tax bracket. A portion of this return may also be exempt from state and local taxes.

A SLOWING ECONOMY

Over the course of fiscal 2001, the health of the U.S. economy changed dramatically. At the onset of the funds' fiscal year in October 2000, a decade-long period of exceptional economic growth was winding down and the weaknesses that first appeared in the technology sector had begun to spread to other industries.

In January, the Federal Reserve Board surprised investors by cutting the federal funds rate (the rate banks charge each other for overnight loans) by a half a percentage point. Later in the month, a second half-point cut followed. By March, as the unemployment rate continued to rise, the Fed cut rates again in another effort to jolt the sluggish economy. Overall, short-term interest rates were reduced - from 6.50% to 3.00% - a total of eight times during the funds' fiscal year. Since then, further cuts in October and November have lowered short-term rates to 2.00%. While these rate cuts had an impact on the funds' returns for the year, the funds' seven day returns as of September 30 are on par with the rate of inflation for the year.

As the fiscal year neared its close, the prospects for a pickup in economic growth seemed dim; however, occasional signs leading to an improved outlook were appearing. That hope, however, vanished with the terrorist attacks on September 11.

SHELTER IN THE STORM

Clearly the events of September 11 have introduced new uncertainties into the nation's economic outlook. In these unpredictable times, your money market fund can be invaluable in helping you achieve your long-term financial goals. In the past year, the funds' positive returns stood in sharp contrast to 26% decline of Standard & Poor's 500 Composite Index and the more severe 59% decline of the tech-dominated Nasdaq. As always, the funds served as a refuge for cash for future investments and as part of a balanced portfolio.

Thank you for selecting an American Funds money market fund for your investment portfolio. To learn more about your fund family and its investment adviser, Capital Research and Management Company, please turn the page. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Boards

/s/ Abner D. goldstine
Abner D. Goldstine
President

November 15, 2001

A COMMON LINK: You may have noticed a new logo on the cover. The interlocking boxes have been adopted by the American Funds and all The Capital Group Companies(sm) to signify our common commitment to helping our mutual fund shareholders and institutional clients meet their investment goals.


WHAT MAKES AMERICAN FUNDS DIFFERENT?

Each of our funds is built on a tradition spanning seven decades of investing. No matter which of the American Funds you may own, you can rest assured that your fund will follow these time-tested approaches to investing your money.

- A LONG-TERM, VALUE-ORIENTED APPROACH
We rely on our own intensive research to find well-managed companies with reasonably priced securities and solid, long-term potential. We offer relatively few funds, allowing us to focus on each fund's objectives and enabling you to benefit from economies of scale.

- AN UNPARALLELED GLOBAL RESEARCH EFFORT
We opened our first overseas office in 1962, well before most U.S. investment firms. Today, we operate one of the industry's most globally integrated research networks.

- THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Every American Fund is managed by several portfolio counselors. Each takes responsibility for a portion of the fund's assets independently in accordance with the fund's objectives; in most cases, research analysts manage a portion as well. Over time, this method fosters consistency of results and continuity of management.

- EXPERIENCED INVESTMENT PROFESSIONALS
More than 75% of our portfolio counselors were in the investment business before the sharp stock market decline in October 1987. Long tenure and experience gained through varied market conditions mean we aren't "practicing" with your money.

- A COMMITMENT TO LOW OPERATING EXPENSES
Our operating expenses are among the lowest in the mutual fund industry, providing exceptional value for shareholders. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


HERE ARE THE 29 AMERICAN FUNDS:

- GROWTH FUNDS
 AMCAP Fund(r)
 EuroPacific Growth Fund(r)
 The Growth Fund of America(r)
 The New Economy Fund(r)
 New Perspective Fund(r)
 New World Fund(sm)
 SMALLCAP World Fund(r)

- GROWTH-AND-INCOME FUNDS
 American Mutual Fund(r)
 Capital World Growth and Income Fund(sm)
 Fundamental Investors(sm)
 The Investment Company of America(r)
 Washington Mutual Investors Fund(sm)

- EQUITY-INCOME FUNDS
 Capital Income Builder(r)
 The Income Fund of America(r)

- BALANCED FUND
 American Balanced Fund(r)

- BOND FUNDS
 American High-Income Trust(sm)
 The Bond Fund of America(sm)
 Capital World Bond Fund(r)
 Intermediate Bond Fund of America(r)
 U.S. Government Securities Fund(sm)

- TAX-EXEMPT BOND FUNDS
 American High-Income Municipal Bond Fund(r)
 Limited Term Tax-Exempt Bond Fund of America(sm)
 The Tax-Exempt Bond Fund of America(r)
 The Tax-Exempt Fund of California(r)
 The Tax-Exempt Fund of Maryland(r)
 The Tax-Exempt Fund of Virginia(r)

- MONEY MARKET FUNDS
 The Cash Management Trust of America(r)
 The Tax-Exempt Money Fund of America(sm)
 The U.S.Treasury Money Fund of America(sm)

We also offer a full line of retirement plans and variable annuities. For more complete information about the funds, please obtain a prospectus from your financial adviser or from our website (www.americanfunds.com), or phone American Funds Service Company at 800/421-0180. Please read the prospectus carefully before you invest or send money.

The Cash Management Trust of America
Investment Portfolio, September 30, 2001


                                                                                         Principal       Market
                                                                             Yield at       Amount        Value
                                                                          Acquisition        (000)        (000)

Certificates of Deposit  -  2.38%
ABN AMRO Bank NV
  October 2, 2001                                                                 3.53     $50,000      $50,000
Bayerische Hypo-und Vereinsbank AG
  October 2, 2001                                                                 3.58       20,000       20,000
Toronto-Dominion Bank
  October 2, 2001                                                                 3.51       25,000       25,000
  October 24, 2001                                                                2.52       75,000       75,000
Total certificates of deposit                                                                            170,000

Commercial Paper  - 65.84%
AB Spintab
  October 3, 2001                                                                 3.58       50,000       49,985
  October 11, 2001                                                                3.52       25,000       24,973
  November 20, 2001                                                               2.47       25,000       24,913
Abbey National North America
  October 24, 2001                                                                2.43       50,000       49,919
Abbott Laboratories (1)
  October 18, 2001                                                                3.46       50,000       49,914
AIG Funding Inc.
  October 18, 2001                                                                2.65       25,000       24,967
Alcoa Inc.
  October 12, 2001                                                                3.23       44,500       44,452
  October 19, 2001                                                                3.43       30,000       29,946
  November 6, 2001                                                                3.45       20,000       19,929
American Express Credit Corp.
  October 9, 2001                                                                 3.50       25,000       24,978
  October 10, 2001                                                                3.48       50,000       49,952
American Honda Finance Corp.
  October 10, 2001                                                                3.49       40,000       39,961
  October 11, 2001                                                                3.50       35,000       34,963
  October 31, 2001                                                                2.86       24,000       23,941
Archer Daniels Midland Co.(1)
  October 9, 2001                                                                 3.51       30,000       29,974
Asset Securitization Cooperative Corp.(1)
  October 18, 2001                                                                2.45       25,000       24,969
  October 23, 2001                                                                2.96       60,000       59,887
  November 7, 2001                                                                2.61       25,000       24,931
Bank of Nova Scotia
  October 10, 2001                                                                3.53       25,000       24,976
  November 26, 2001                                                               2.52       25,000       24,901
Bayer Corp.(1)
  October 9, 2001                                                                 3.52       25,000       24,978
BellSouth Corp.(1)
  October 5, 2001                                                                 3.55       30,000       29,985
  October 22, 2001                                                                2.98       75,000       74,864
  October 25, 2001                                                                3.44       20,000       19,952
  November 1, 2001                                                                2.66       25,000       24,937
BMW US Capital Corp.
  October 3, 2001                                                                 3.47       50,000       49,986
  November 26, 2001                                                               2.53       25,000       24,900
BNP Paribas Finance, Inc.
  November 5, 2001                                                                3.45       25,000       24,914
Bristol-Myers Squibb Co.(1)
  October 25, 2001                                                                2.63       25,000       24,951
Canadian Wheat Board
  November 5, 2001                                                                3.42       50,000       49,830
CBA (Delaware) Finance Inc.
  October 4, 2001                                                                 3.53       35,000       34,986
Chevron U.K. Investment PLC
  November 5, 2001                                                                3.45       20,000       19,931
Coca-Cola Co.
  October 9, 2001                                                                 3.44       50,000       49,957
Colgate-Palmolive Co. (1)
  October 15, 2001                                                                3.41       25,500       25,464
Corporate Asset Funding Co. Inc.(1)
  October 3, 2001                                                                 2.40       17,500       17,497
  October 24, 2001                                                                3.01       50,000       49,900
  October 26, 2001                                                                3.42       45,000       44,889
  November 1, 2001                                                                2.61       12,500       12,471
Diageo Capital PLC(1)
  October 4, 2001                                                                 3.53       25,000       24,990
  October 19, 2001                                                                3.43       25,000       24,955
E.I. du Pont de Nemours & Co.
  October 2, 2001                                                                 2.90       15,000       14,998
  October 5, 2001                                                                 3.00       50,000       49,979
  October 11, 2001                                                                2.75       60,000       59,950
E.W. Scripps Co.(1)
  October 2, 2001                                                                 3.57       20,000       19,996
Emerson Electric Co.(1)
  October 26, 2001                                                                2.51       50,000       49,910
Equilon Enterprises LLC
  October 16, 2001                                                                3.43       50,000       49,924
  October 18, 2001                                                                3.01       16,400       16,375
  October 22, 2001                                                                2.45       15,000       14,978
  October 23, 2001                                                                3.39        5,000        4,989
  November 2, 2001                                                                2.58       14,000       13,967
Estee Lauder Companies Inc.(1)
  October 5, 2001                                                                 3.00       13,300       13,294
  October 11, 2001                                                                3.49        5,500        5,494
  November 2, 2001                                                                3.43        6,200        6,181
Export Development Corp.
  October 15, 2001                                                                3.42       25,000       24,965
  October 25, 2001                                                                2.36       25,000       24,959
Exxon Imperial U.S. Inc.(1)
  October 10, 2001                                                                3.01       30,000       29,975
Gannett Co., Inc.(1)
  October 12, 2001                                                                3.44       50,000       49,943
  October 16, 2001                                                                2.45       75,000       74,918
Gaz de France
  October 5, 2001                                                                 3.51       25,000       24,988
General Electric Capital Corp.
  October 31, 2001                                                                3.46       50,000       49,852
  November 16, 2001                                                               2.41       75,000       74,765
Glaxo Wellcome PLC (1)
  November 2, 2001                                                                3.03       75,000       74,792
H.J. Heinz Finance Co.(1)
  October 9, 2001                                                                 2.65       20,167       20,154
  October 12, 2001                                                                2.96       50,000       49,951
Halifax PLC
  October 29, 2001                                                                2.51       50,000       49,899
Hershey Foods Corp.
  October 18, 2001                                                                2.35       25,000       24,971
Household Finance Corp.
  October 12, 2001                                                                3.48       40,000       39,954
  October 25, 2001                                                                3.47       35,000       34,916
  November 2, 2001                                                                2.91       50,000       49,867
IBM Credit Corp.
  October 2, 2001                                                                 3.47       50,000       49,990
International Lease Finance Corp.
  October 24, 2001                                                                3.43       30,000       29,932
  October 29, 2001                                                                3.43       40,000       39,890
John Hancock Capital Corp.(1)
  October 9, 2001                                                                 3.48       15,000       14,987
  November 26, 2001                                                               2.54       10,000        9,960
J.P. Morgan Chase & Co.
  October 11, 2001                                                                3.50       25,000       24,973
  October 16, 2001                                                                3.48       25,000       24,962
  October 23, 2001                                                                3.46       50,000       49,890
  October 25, 2001                                                                2.46       25,000       24,957
KfW International Finance Inc.
  October 4, 2001                                                                 3.57       25,000       24,990
Kimberly-Clark Worldwide Inc. (1)
  October 18, 2001                                                                3.01       20,000       19,970
Lloyds Bank PLC
  October 26, 2001                                                                3.44       75,000       74,815
Marsh USA Inc.(1)
  October 26, 2001                                                                3.42       25,000       24,939
Merck & Co., Inc.
  October 19, 2001                                                                3.38       25,000       24,956
  October 22, 2001                                                                2.89       50,000       49,912
  October 25, 2001                                                                3.44       50,000       49,881
Monsanto Co. (1)
  October 24, 2001                                                                2.89       30,000       29,942
Monte Rosa Capital Corp.(1)
  October 18, 2001                                                                2.99       39,000       38,942
  October 22, 2001                                                                2.61       20,000       19,968
  October 23, 2001                                                                2.49       25,000       24,960
  October 29, 2001                                                                2.76       41,000       40,909
Novartis Finance Corp. (1)
  October 9, 2001                                                                 3.43       25,000       24,979
Pfizer Inc. (1)
  October 12, 2001                                                                3.45       25,000       24,971
  November 26, 2001                                                               2.51       50,000       49,802
Preferred Receivables Funding Corp.(1)
  October 9, 2001                                                                 3.50       45,000       44,961
  October 15, 2001                                                                3.00       50,000       49,938
  October 19, 2001                                                                2.56       25,000       24,966
Private Export Funding Corp.(1)
  October 5, 2001                                                                 3.49       22,000       21,989
  October 11, 2001                                                                3.48       28,000       27,970
Procter & Gamble Co.
  October 4, 2001                                                                 3.45       50,000       49,981
  October 25, 2001                                                                2.46       50,000       49,915
Rio Tinto America, Inc.(1)
  October 12, 2001                                                                3.49       10,000        9,988
  November 2, 2001                                                                3.42       30,000       29,906
  November 21, 2001                                                               2.46       20,000       19,929
Royal Bank of Canada
  October 5, 2001                                                                 3.50       35,000       34,983
SBC Communications Inc.(1)
  October 11, 2001                                                                3.50       25,000       24,973
  November 20, 2001                                                               2.41       50,000       49,830
  November 26, 2001                                                               2.51       25,000       24,901
Societe Generale N.A. Inc.
  October 22, 2001                                                                2.43       50,000       49,926
Sony Capital Corp.(1)
  October 16, 2001                                                                3.49       30,000       29,954
  October 25, 2001                                                                2.96       25,000       24,949
Svenska Handelsbanken Inc.
  October 2, 2001                                                                 3.50       50,000       49,990
  October 9, 2001                                                                 3.52       25,000       24,978
Texaco Inc.
  October 10, 2001                                                                3.49       50,000       49,952
Textron Inc. (1)
  October 26, 2001                                                                2.54       25,000       24,954
Three Rivers Funding Corp.(1)
  October 1, 2001                                                                 3.54       20,000       19,998
  October 2, 2001                                                                 3.53       28,036       28,031
  October 4, 2001                                                                 3.51       50,000       49,981
  October 15, 2001                                                                2.96       25,000       24,969
Toyota Motor Credit Corp. (1)
  November 2, 2001                                                                2.86       50,000       49,869
Tribune Co.(1)
  October 12, 2001                                                                3.50       35,000       34,959
  October 26, 2001                                                                2.47       20,000       19,964
  October 29, 2001                                                                2.61       10,000        9,978
Triple-A One Funding Corp.(1)
  October 1, 2001                                                                 3.50       50,000       49,995
  October 4, 2001                                                                 3.01       25,000       24,992
  October 17, 2001                                                                3.51       50,000       49,917
UBS Finance (Delaware) Inc.
  October 16, 2001                                                                3.48       50,000       49,923
Unilever Capital Corp.(1)
  October 11, 2001                                                                3.03       25,000       24,977
  October 12, 2001                                                                3.41       25,000       24,972
United Parcel Service of America, Inc.
  October 12, 2001                                                                2.56       25,000       24,979
United Technologies Corp. (1)
  October 5, 2001                                                                 3.61       25,000       24,988
Verizon Network Funding Co.
  October 9, 2001                                                                 3.01       35,000       34,974
  October 10, 2001                                                                3.41       20,000       19,981
  October 22, 2001                                                                3.36       15,000       14,969
  November 7, 2001                                                                3.35       30,000       29,894
  November 27, 2001                                                               2.52       20,000       19,916
Wachovia Corp.
  October 5, 2001                                                                 3.45       25,000       24,988
Wells Fargo & Co.
  October 26, 2001                                                                2.90       50,000       49,896
  November 15, 2001                                                               2.39       50,000       49,848
Westpac Trust Securities NZ Ltd.
  October 10, 2001                                                                3.51       50,000       49,951
  November 27, 2001                                                               2.51       25,000       24,896
Total Commercial Paper                                                                                 4,699,887


Federal Agency Discount Notes  -  27.79%
Fannie Mae
  October 1, 2001                                                                 3.55      100,000       99,990
  October 2, 2001                                                                 3.55       50,000       49,990
  October 3, 2001                                                                 3.58       50,000       49,985
  October 4, 2001                                                                 3.53       50,000       49,980
  October 5, 2001                                                                 3.47       30,000       29,986
  November 1, 2001                                                                3.35       75,000       74,779
  November 2, 2001                                                                3.29       25,000       24,925
  November 8, 2001                                                                3.32       50,000       49,821
  November 9, 2001                                                                2.31      100,000       99,745
  November 15, 2001                                                               2.06       50,000       49,869
  November 21, 2001                                                               2.51       25,000       24,910
Federal Farm Credit Bank
  October 15, 2001                                                                3.31       20,000       19,973
  November 26, 2001                                                               2.46       20,000       19,920
Federal Home Loan Banks
  October 1, 2001                                                                 3.44       42,400       42,396
  October 3, 2001                                                                 3.58       50,000       49,985
  October 5, 2001                                                                 3.52       50,000       49,976
  October 12, 2001                                                                3.46       50,000       49,943
  October 17, 2001                                                                3.38       50,000       49,921
  October 19, 2001                                                                3.39       21,200       21,162
  October 26, 2001                                                                3.41       50,000       49,877
  October 31, 2001                                                                2.55       60,000       59,869
Freddie Mac
  October 2, 2001                                                                 3.47       50,000       49,990
  October 12, 2001                                                                2.70       50,000       49,955
  October 16, 2001                                                                3.40      100,000       99,850
  October 19, 2001                                                                2.30       50,000       49,939
  October 23, 2001                                                                3.43       97,700       97,487
  October 30, 2001                                                                3.39      150,000      149,579
  November 6, 2001                                                                3.12      125,000      124,580
  November 13, 2001                                                               2.49       38,100       37,985
  November 20, 2001                                                               2.55      108,000      107,611
Sallie Mae (2)
  November 15, 2001                                                               2.80       30,000       30,000
  December 20, 2001                                                               2.73       40,000       40,000
  January 17, 2002                                                                2.61       30,000       29,989
Tennessee Valley Authority
  October 11, 2001                                                                3.43       50,000       49,948
  October 26, 2001                                                                3.42       50,000       49,877
Total Federal Agency Discount Notes                                                                    1,983,792

U.S. Treasuries  -  1.40%
U.S. Treasury Bills
  October 4, 2001                                                                 3.52       50,000       49,981
  October 11, 2001                                                                3.40       50,000       49,949
Total U.S. Treasury Securities                                                                            99,930

Other  -  2.56%
International Bank for Reconstruction and Development
  October 16, 2001                                                                3.44       72,800       72,689
  October 19, 2001                                                                2.62       50,000       49,931
  November 20, 2001                                                               2.51       60,000       59,787
Total Other                                                                                              182,407



Total Investment Securities: (cost: $7,136,045,000)                                                    7,136,016
Excess of cash and receivables over payables                                                               2,244

NET ASSETS                                                                                            $7,138,260

(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.
(2) Coupon rate changes periodically; "yield at acquisition" reflects current coupon rate.

See Notes to Financial Statements

The Cash Management Trust of America
Financial statements

Statement of assets and liabilities
at September 30, 2001                                           (dollars in      thousands)
Assets:
 Investment securities at market
  (cost: $7,136,045)                                                             $7,136,016
 Cash                                                                                 1,882
 Receivables for -
  Sales of fund's shares                                             70,047
  Dividends and interest                                              1,445
  Other                                                                   4          71,496
                                                                                  7,209,394
Liabilities:
 Payables for -
  Repurchases of fund's shares                                       67,232
  Dividends on fund's shares                                            827
  Management services                                                 1,538
  Other expenses                                                      1,537          71,134
Net assets at September 30, 2001                                                 $7,138,260


 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Net assets                                                                     $7,075,224
  Shares outstanding                                                          7,075,250,923
  Net asset value per share                                                           $1.00
 Class B shares:
  Net assets                                                                        $46,295
  Shares outstanding                                                             46,295,699
  Net asset value per share                                                           $1.00
 Class C shares:
  Net assets                                                                        $13,336
  Shares outstanding                                                             13,336,386
  Net asset value per share                                                           $1.00
 Class F shares:
  Net assets                                                                         $3,405
  Shares outstanding                                                              3,405,746
  Net asset value per share                                                           $1.00




Statement of operations
for the year ended September 30, 2001                           (dollars in      thousands)
Investment income:
 Income:
  Interest                                                                         $311,920

 Expenses:
  Management services fee                                            17,312
  Distribution expenses - Class A                                     4,473
  Distribution expenses - Class B                                       100
  Distribution expenses - Class C                                        12
  Distribution expenses - Class F                                         3
  Transfer agent fee - Class A                                       10,781
  Transfer agent fee - Class B                                           20
  Administrative services fees - Class C                                  4
  Administrative services fees - Class F                                  3
  Reports to shareholders                                               216
  Registration statement and prospectus                                 675
  Postage, stationery and supplies                                    2,064
  Trustees' fees                                                         53
  Auditing and legal fees                                                53
  Custodian fee                                                         284
  Taxes other than federal income tax                                    76
  Other expenses                                                         70          36,199
Net investment income                                                               275,721

Unrealized appreciation on investments:
   Net unrealized appreciation on investments                                            21
 Net increase in net assets resulting
  from operations                                                                  $275,742









Statement of changes in net assets                              (dollars in      thousands)

                                                                       Year           ended
                                                             September 30,    September 30,
                                                                        2001            2000
Operations:
Net investment income                                              $275,721        $311,066
Net unrealized appreciation (depreciation)
 on investments                                                          21             (82)
 Net increase in net assets
  resulting from operations                                         275,742         310,984
Dividends paid to shareholders
Dividends from net investment income:
 Class A                                                           (275,386)       (310,985)
 Class B                                                               (337)            (10)
 Class C                                                                (26)              0
 Class F                                                                (43)              0
  Total dividends                                                  (275,792)       (310,995)

Capital share transactions:
Proceeds from shares sold                                        15,957,398      15,732,691
Proceeds from shares issued in reinvestment
 of net investment income dividends                                 255,470         285,391
Cost of shares repurchased                                      (14,492,556)    (16,463,123)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                 1,720,312        (445,041)
Total increase (decrease) in net assets                           1,720,262        (445,052)

Net assets:
Beginning of year                                                 5,417,998       5,863,050
End of year
                                                                 $7,138,260      $5,417,998


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers four classes of shares as described below:

 Class A shares are sold without an initial sales charge.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual baSIS. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of September 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $7,136,045,000. Net unrealized depreciation on investments aggregated $29,000, all of which related to depreciated securities.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

The fee of $17,312,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.320% per annum of the first $1 billion of net assets decreasing to 0.270% of such assets in excess of $2 billion. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.281% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15% for Class A shares, 0.90% for Class B shares, 1.00% for Class C shares, and up to 0.50% for Class F shares.

All share classes may use a portion (0.15% for Class A and Class B shares and 0.25% for Class C and Class F shares) of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - There are no additional approved categories of expense for Class A shares. For the year ended September 30, 2001, aggregate distribution expenses were $4,473,000, or 0.073% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.15%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended September 30, 2001, aggregate distribution expenses were $100,000, or 0.90% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended September 30, 2001, aggregate distribution expenses were $12,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended September 30, 2001, aggregate distribution expenses were $3,000, or 0.25% of average daily net assets attributable to Class F shares.

As of September 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $438,000.

TRANSFER AGENT FEE - A fee of $10,801,000 was incurred during the year ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $958,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended September 30, 2001, total fees under the agreement were $7,000. As of September 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $2,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $8,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities,of $54,063,920,000 and $52,620,477,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $284,000 includes $10,000 that was paid by these credits rather than in cash.

As of September 30, 2001, net assets consisted of the following:

                                                                        (dollars in thousands)
Capital paid in on shares of beneficial interest                                    $7,138,289
Net unrealized depreciation                                                                (29)
Net assets                                                                          $7,138,260

                                                       Year ended                             Year ended
                                                    September 30,                          September 30,
                                                              2001                                   2000
                                                     Amount (000)                Shares     Amount (000)                Shares
Class A Shares:
  Sold                                                $15,815,836        15,815,836,185      $15,730,750        15,730,750,102
  Reinvestment of dividends                               255,149           255,149,335          285,383           285,383,370
  Repurchased                                         (14,412,914)      (14,412,914,174)     (16,461,971)      (16,461,971,145)
   Net increase (decrease) in Class A                   1,658,071         1,658,071,346         (445,838)         (445,837,673)
Class B Shares: (1)
  Sold                                                     70,259            70,258,666            1,941             1,940,764
  Reinvestment of dividends                                   297               296,913                8                 8,464
  Repurchased                                             (25,057)          (25,056,871)          (1,152)           (1,152,237)
   Net increase in Class B                                 45,499            45,498,708              797               796,991
Class C Shares: (2)
  Sold                                                     28,020            28,020,481              -                     -
  Reinvestment of dividends                                    21                20,561              -                     -
  Repurchased                                             (14,705)          (14,704,656)             -                     -
   Net increase in Class C                                 13,336            13,336,386              -                     -
Class F Shares: (2)
  Sold                                                     43,283            43,282,937              -                     -
  Reinvestment of dividends                                     3                 3,031              -                     -
  Repurchased                                             (39,880)          (39,880,222)             -                     -
   Net increase in Class F                                  3,406             3,405,746              -                     -
Total net increase (decrease) in fund                 $ 1,720,312         1,720,312,186      $  (445,041)         (445,040,682)

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were
 not offered before March 15, 2001.

Per-share data and ratios

                                                                      Class A
                                                                   Year ended
                                                                September 30,
                                                                          2001             2000     1999
Net asset value, beginning of year                                      $1.00            $1.00    $1.00

 Income from investment operations :
  Net investment income                                             .045 (1)         .055 (1)      .045
 Less distributions :
  Dividends from net investment income                                  (.045)           (.055)   (.045)

Net asset value, end of year                                            $1.00            $1.00    $1.00
Total return (2)                                                         4.63%            5.66%    4.59%
Ratios/supplemental data:
 Net assets, end of year (in millions)                                 $7,075           $5,417   $5,863
 Ratio of expenses to average net assets                                  .59%             .61%     .58%
 Ratio of net income to average net assets                               4.48%            5.53%    4.52%

                                                                   Year ended
                                                                September 30,
                                                                          1998             1997
Net asset value, beginning of year                                      $1.00            $1.00

 Income from investment operations :
  Net investment income                                                  .050             .049
 Less distributions :
  Dividends from net investment income                                  (.050)           (.049)

Net asset value, end of year                                            $1.00            $1.00
Total return (2)                                                         5.15%            5.03%
Ratios/supplemental data:
 Net assets, end of year (in millions)                                 $4,604           $3,527
 Ratio of expenses to average net assets                                  .58%             .57%
 Ratio of net income to average net assets                               5.02%            4.93%

                                                                      Class B

                                                                   Year ended      March 15 to
                                                               September 30,     September 30,
                                                                         2001         2000 (3)
Net asset value, beginning of period                                    $1.00            $1.00
 Income from investment operations :
  Net investment income (1)                                              .037             .027
 Less distributions :
  Dividends from net investment income                                  (.037)           (.027)
Net asset value, end of period                                          $1.00            $1.00
Total return (2)                                                         3.75%            2.73%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                  $46               $1
 Ratio of expenses to average net assets                                 1.41%       1.43% ($)
 Ratio of net income to average net assets                               3.01%       5.21% (4)

                                                                      Class C          Class F

                                                                  March 15 to      March 15 to
                                                                September 30,    September 30,
                                                                     2001 (3)         2001 (3)
Net asset value, beginning of period                                    $1.00            $1.00
 Income from investment operations :
  Net investment income (1)                                              .014             .017
 Less distributions :
  Dividends from net investment income                                  (.014)           (.017)
Net asset value, end of period                                          $1.00            $1.00
Total return (2)                                                         1.40%            1.71%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                  $13               $4
 Ratio of expenses to average net assets                            1.55% (4)              .80%
 Ratio of net income to average net assets                          2.05% (4)             3.09%


1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
4) Annualized.

CLASS B, CLASS C AND CLASS F
Average annual compound returns for periods
 ended September 30, 2001:
                                                                 One     Life of
                                                                Year       Class
CLASS B SHARES
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%, payable
only if shares are sold within six years
of purchase                                                   -1.26%   +1.66%(1)
Not reflecting CDSC                                           +3.75%   +4.21%(1)

CLASS C SHARES
Reflecting applicable CDSC, maximum of 1%,
payable only if shares are sold within
one year of purchase                                               -   +0.40%(2)
Not reflecting CDSC                                                -   +1.40%(2)

CLASS F SHARES
Not reflecting annual asset-based fee                              -   +1.71%(2)
charged by sponsoring firm

(1) From March 15, 2000, when Class B shares first became available.
(2) From March 15, 2001 when Class C and Class
F shares first became available.

Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


The Tax-Exempt Money Fund of America
Investment Portfolio, September 30, 2001



                                                                                        Principal    Market
                                                                             Yield at      Amount     Value
Municipal Securities                                                      Acquisition       (000)     (000)
Alabama  -  1.20%
Public School and College Authority, Capital                                      2.92       2,815     2,837
 Improvement Pool Bonds, Series 2001-A, 4.50% 2/1/02
The Industrial Development Board of the City of
 Phenix City, Environmental Improvement Revenue Bonds
 (Mead Coated Board Project), Series 1988, AMT,                                   2.25       1,000     1,000
 TECP, 2.25% 10/16/01


Alaska  -  2.82%
City of Valdez Marine Terminal Revenue Refunding Bonds
 (ARCO Transportation Alaska, Inc. Project),
 Series 1994A, TECP:
  2.25% 10/3/01                                                                   2.25       4,000     4,000
  2.45% 10/5/01                                                                   2.45       1,000     1,000
  2.20% 10/15/01                                                                  2.20       2,000     2,000
  2.45% 10/18/01                                                                  2.45       2,000     2,000


Arizona  -  5.65%
Salt River Project Agricultural Improvement and
 Power District, Promissory Notes, TECP:
 Series A:
  2.45% 10/3/01                                                                   2.45       1,500     1,500
  2.45% 10/9/01                                                                   2.45       2,300     2,300
  2.20% 10/12/01                                                                  2.20       2,450     2,450
  2.35% 10/12/01                                                                  2.35       1,750     1,750
  2.45% 10/17/01                                                                  2.45       1,000     1,000
 Series B:
  2.45% 10/4/01                                                                   2.45       1,000     1,000
  2.45% 10/16/01                                                                  2.45       4,000     4,000
Industrial Development Authority of the City of
 Phoenix, Multifamily Housing Revenue Refunding
 Bonds (Del Mar Terrace Apts Project), Series 1999A,                              2.25       4,000     4,000
 FHLMC Secured, 2.25% 10/1/29*

Colorado  -  0.63%
City of Colorado Springs, Sales and Use Tax Revenue                               2.98       2,000     2,007
 Bonds, Series 1999, 4.25% 12/1/01


Delaware  -  0.63%
Economic Development Authority, Industrial
 Development Revenue Bonds (Delaware Clean Power
 Project), Series 1997D, AMT, 2.45% 8/1/29*                                       2.45       2,000     2,000


District of Columbia  -  7.40%
Multimodal Revenue Bonds (American National Red
 Cross Issue), Series 2000, TECP:
 2.45% 10/2/01                                                                    2.45       5,000     5,000
 2.40% 10/3/01                                                                    2.40       3,600     3,600
 2.45% 10/5/01                                                                    2.45       1,000     1,000
 2.45% 10/22/01                                                                   2.45       3,000     3,000
 2.35% 12/4/01                                                                    2.35       1,000     1,000
Revenue Bonds (National Academy of Sciences Project),
 Series 1999 B, AMBAC Insured, TECP:
 2.50% 10/10/01                                                                   2.50       1,000     1,000
 2.25% 10/24/01                                                                   2.25       2,500     2,500
 2.35% 10/30/01                                                                   2.35       2,000     2,000
 2.35% 11/21/01                                                                   2.35       2,500     2,500
 2.05% 12/6/01                                                                    2.05       2,000     2,000


Florida  -  2.20%
Florida Gas Utility, Gas Project No. 1 Revenue Bonds,                             2.36       2,000     2,010
 Series 1998, FSA Insured, 5.00% 12/1/01
Dade County:
 Seaport General Obligation Bonds, Series 1992,                                   3.22       1,000     1,010
 6.25% 10/1/21(Prerefunded 10/1/01)
 Aviation Revenue Refunding Bonds, Series 1996C,                                  2.79       1,000     1,000
 MBIA Insured, 5.00% 10/1/01
Orange County, Tourist Development Tax Revenue                                    3.25       1,000     1,000
 Bonds, Series 2000, AMBAC Insured, 5.25% 10/1/01
Reedy Creek Improvement District (Located in Orange
 and Osceola Counties), Utilities Revenue Bonds,
 Series 1991-1, MBIA Insured, 6.50% 10/1/16                                       2.62       1,000     1,010
 (Prerefunded 10/1/01)
City of South Miami Health Facilities Authority,
 Hospital Revenue Refunding Bonds, Series 1995
 (Baptist Health Systems Obligated Group), MBIA                                   2.74       1,000     1,000
 Insured, 4.40% 10/1/01


Georgia  -  1.46%
General Obligation Bonds, Series 1995B, 7.20% 3/1/02                              2.72       4,550     4,646


Illinois  -  1.25%
School District Number 130 Cook County (Blue Island),
 General Obligation Refunding Bonds,
 Series 2001 A, FSA Insured, 4.25% 12/1/01                                        2.08       1,000     1,004
Chicago O'Hare International Airport, Series A, ATM,                              2.30       3,000     3,000
 TECP, 2.30% 11/19/01


Indiana  -  1.66%
Health Facility Financing Authority, Variable Rate
 Demand Revenue Bonds (Community Mental Health and
 Rehabilitation Facilities Designated Pool Program),                              2.30       3,300     3,300
 Series 1990, 2.30% 11/1/20*
County of Gibson, Pollution Control Revenue Bonds
 (Toyota Motor Manufacturing Project),
 Series 2000A, AMT, 2.30% 1/1/30*                                                 2.30       2,000     2,000


Kentucky  -  1.91%
Asset/Liability Commission, General Fund Tax and
 Revenue Anticipation Notes, 2001 Series A,
 4.00% 6/26/02                                                                    2.53       6,000     6,079


Louisiana  -  0.41%
Parish of Plaquemines, Environmental Revenue
 Refunding Bonds (BP Exploration & Oil Inc.
 Project-The British Petroleum Co. p.l.c.,                                        2.75       1,300     1,300
 Guarantor),Series 1995, AMT, 2.75% 5/1/25*


Maryland  -  3.84%
Health and Higher Education Facilities Authority,
 Pooled Loan Program Revenue Notes
 (The John Hopkins Hospital):
 Series A, TECP:
  2.00% 11/2/01                                                                   2.00       4,308     4,308
  2.35% 12/3/01                                                                   2.35       3,921     3,923
 Series C, 2.45% 10/11/01                                                         2.45       4,000     4,000


Massachusetts  -  0.97%
General Obligations Bonds, Consolidated Loan of                                   2.64       2,000     2,079
 1992, Series B, 6.50% 6/1/13 (Prerefunded 6/1/02)
General Obligations Refunding Bonds, 1996 Series A,                               2.58       1,000     1,003
 5.50% 11/1/01


Michigan  -  3.04%
State Building Authority, 1998 Revenue Refunding                                  3.00       3,180     3,183
 Bonds (Facilities Program), Series I, 4.50% 10/15/01
City of Detroit, Michigan, Sewage Disposal System
 Revenue Refunding Bonds, Series 1998-A,
 MBIA Insured, 2.25% 7/1/23*                                                      2.25       2,500     2,500
Regents of the University of Michigan, Series C, TECP:
 2.30% 10/15/01                                                                   2.30       2,000     2,000
 2.30% 10/17/01                                                                   2.30       2,000     2,000


Minnesota  -  4.08%
City of Rochester, Health Care Facilities Revenue
 Bonds (Mayo Foundation/Mayo Medical Center),
 Adjustable Tender, TECP:
  Series 1992A, 2.30% 10/22/01                                                    2.30       1,900     1,900
  Series 1992B, 2.30% 11/13/01                                                    2.30       1,000     1,000
   Series 2000A, 2.50% 10/3/01                                                    2.50       4,500     4,500
   Series 2000C, 2.20% 11/5/01                                                    2.20       5,600     5,600


Missouri  -  0.50%
Health and Educational Facilities Authority,
 Health Facilities Adjustable Demand Revenue Bonds
 (Barnes Hospital Project), Series 1985 B,                                        2.20       1,000     1,000
 2.20% 12/1/15*
Higher Education Loan Authority (A Public
 Instrumentality and Body Corporate and Politic
  of the State of Missouri), Adjustable Rate Demand                               2.35         600       600
 Student Loan Revenue Bonds, Series 1990B,
 AMT, 2.35% 6/1/20*


Nevada  -  1.06%
Clark County Sanitation District, General
 Obligation (Limited Tax) Sanitary Sewer Bonds
 (Additionally Secured by Pledged Revenues),                                      2.43       1,310     1,369
 Series 1992A, 6.75% 7/1/10 (Prerefunded 7/1/02)
Las Vegas Valley Water District, General Obligation                               2.05       2,000     2,000
 (Limited Tax) Water, Series A, TECP, 2.05% 12/12/01


New Jersey  -  3.07%
General Obligation State Various Purpose Bonds,                                   2.14       4,065     4,173
 5.50% 7/15/02
General Obligation Bond, Tax and Revenue Anticipation                             2.30       5,600     5,600
 Notes, Series Fiscal 1999A, TECP, 2.30% 11/8/01


New Mexico  -  2.22%
Capital Projects General Obligation Bonds,                                        2.66       1,000     1,010
 Series 2001, 4.50% 3/1/02
State Highway Commission, Senior Subordinate Lien
 Tax Revenue Highway Bonds,
 Series 2000A, 5.50% 6/15/02                                                      2.22       1,960     2,007
Tax and Revenue Anticipation Notes, Series                                        2.59       4,000     4,053
 2000-2001, 4.00% 6/28/02


North Carolina  -  1.37%
Educational Facilities Finance Agency Revenue
 Bonds (Duke University Project), Series 1992A,
 2.45% 6/1/27*                                                                    2.45       2,800     2,800
City of Charlotte, General Obligation Water
 and Sewer Bonds, Series 1992,
 6.20% 6/1/17 (Prerefunded 6/1/02)                                                2.31       1,500     1,571


Ohio  -  5.34%
County of Cuyahoga, Hospital Revenue Bonds (The                                   2.20       1,325     1,325
 Cleveland Clinic Foundation), Series 1996A,
 2.20% 1/1/26*
County of Hamilton, Hospital Revenue Bonds                                        2.20       2,000     2,000
 (Bethesda Hospital, Inc.), Series 1995,
 2.20% 2/15/24*
Ohio State University, Revenue Bonds,
 Series 2000C, TECP:
 2.35% 10/2/01                                                                    2.35       2,000     2,000
 2.35% 10/2/01                                                                    2.35       1,200     1,200
 2.30% 10/3/01                                                                    2.30       4,000     4,000
 2.35% 10/3/01                                                                    2.35       2,000     2,000
 2.30% 10/10/01                                                                   2.30       4,500     4,500


Oregon  -  2.95%
Health, Educational and Housing Facility,
 Series 2001A, TECP:
 2.30% 11/6/01                                                                    2.30       5,000     5,000
 2.25% 11/7/01                                                                    2.25       4,400     4,400


Pennsylvania  -  1.62%
General Obligation Bonds:
 Third Series A and B of 1991, 5.90% 11/15/01                                     2.12       1,000     1,005
 First Series of 1999, MBIA Insured, 5.00% 6/1/02                                 2.55       1,000     1,019
Intergovernmental Cooperation Authority, Special
 Tax Revenue Bonds (City of Philadelphia Funding
 Program), Series of 1992, FGIC Insured, 6.00%                                    2.16       2,055     2,112
 6/15/02 (Escrowed to maturity)
City of Philadelphia, Water and Wastewater Revenue
 Bonds, CTFS Eligible, Series 1993, FSA Insured,
 5.00% 6/15/02                                                                    2.60       1,000     1,020


South Carolina  -  4.33%
Public Service Authority (Santee Cooper
 Hydroelectric Project), Series 1983, TECP:
 2.35% 10/2/01                                                                    2.35       4,000     4,000
 2.40% 10/4/01                                                                    2.40       1,000     1,000
 2.45% 10/4/01                                                                    2.45       1,800     1,800
 2.40% 10/18/01                                                                   2.40       1,000     1,000
 2.45% 10/18/01                                                                   2.45       1,000     1,000
 2.30% 10/23/01                                                                   2.30       2,500     2,500
 2.30% 10/23/01                                                                   2.30       2,500     2,500


Tennessee  -  3.61%
General Obligation Bond Anticipation Notes,                                       2.40       6,000     6,000
 Series A, TECP, 2.40% 10/5/01
Health, Educational and Housing Facility Board
 of the County of Shelby, Revenue Bonds
 (Baptist Memorial Hospital Project), Series
 2000, TECP:
  2.50% 10/10/01                                                                  2.50       1,500     1,500
  2.30% 11/20/01                                                                  2.30       2,000     2,000
  2.35% 11/23/01                                                                  2.35       2,000     2,000


Texas  -  21.14%
Texas Public Finance Authority, TECP:
 Series 1993A:
  2.30% 10/9/01                                                                   2.30       6,500     6,500
  2.40% 10/9/01                                                                   2.40       2,000     2,000
 Series 1996B:
  2.45% 10/10/01                                                                  2.45       1,000     1,000
  2.45% 10/16/01                                                                  2.45       4,000     4,000
City of Austin, Utility System Revenue Bonds,                                     2.63       3,000     3,020
 7.30% 5/15/17 (Prerefunded 11/15/01)
Brazos Higher Education Authority, Inc., Student
 Loan Revenue Bonds, Series 1993 B-1,
 AMT, 2.40% 6/1/23*                                                               2.40       1,000     1,000
Brazos River Harbor Navigation District of Brazoria
 County, Texas Environmental Facilities Revenue Bonds
 (Merey Sweeny, L.P. Project), Series 2001B,                                      2.80       1,700     1,700
 AMT, 2.80% 4/1/21*
Canadian River Municipal Water Authority,
 Contract Revenue and Refunding Bonds, Series 1999
 (Conjunctive Use Groundwater Supply Project),                                    2.92       1,000     1,008
 MBIA Insured, 4.30% 2/15/02
Gulf Coast Waste Disposal Authority, Pollution
 Control Revenue Refunding Bonds (Exxon Mobil
  Project),Series 2001B, AMT, 2.75% 6/1/25*                                       2.75       1,000     1,000
Harris County General Obligation Notes, TECP:
 Series A, 2.40% 10/19/01                                                         2.40       1,500     1,500
 Series C, 2.30% 10/1/01                                                          2.30       1,500     1,500
 Series D:
  2.45% 10/10/01                                                                  2.45       4,000     4,000
  2.45% 10/19/01                                                                  2.45       3,150     3,150
 Series D-1, 2.40% 10/11/01                                                       2.40       3,000     3,000
Harris County Flood Control District, Improvement                                 3.15       1,000     1,000
 and Refunding Bonds, Series 1993, 5.60% 10/1/01
City of Houston:
General Obligation Bond, Public Improvement                                       2.62       1,000     1,012
 Refunding, Series 1998A, 5.00% 3/1/02
General Obligation Commercial Paper Notes,                                        2.05       2,000     2,000
 Series C, TECP, 2.05% 12/5/01
City of Midlothian Industrial Development Corp.,
 Variable Rate Demand Pollution Control Revenue
 Bonds (Box-Crow Cement Company Project),                                         2.25       4,300     4,300
 2.25% 12/1/09*
South Texas Higher Education Authority, Inc.,
 Student Loan Revenue Bonds, Series 1999,
 AMT, MBIA Insured:
 2.40% 12/1/27*                                                                   2.40       6,200     6,200
 2.40% 12/1/29*                                                                   2.40       8,000     8,000
Board of Regents of the University of Texas
 System, Permanent University Flexible Rate
 Notes, Series A, TECP:
 2.45% 10/18/01                                                                   2.45       2,000     2,000
 2.45% 10/18/01                                                                   2.45       2,500     2,500
 2.45% 10/19/01                                                                   2.45       3,000     3,000
 2.45% 10/22/01                                                                   2.45       3,000     3,000


Utah  -  4.20%
Intermountain Power Agency, Power Supply Revenue
 Bonds, 1985 Series F, AMBAC Insured, TECP:
 2.45% 10/1/01                                                                    2.45       3,000     3,000
 2.20% 10/5/01                                                                    2.20       1,000     1,000
 2.55% 10/5/01                                                                    2.55       1,500     1,500
 2.45% 10/17/01                                                                   2.45       2,400     2,400
 2.45% 10/17/01                                                                   2.45       2,000     2,000
 2.45% 10/23/01                                                                   2.45       3,500     3,500


Virginia  -  0.88%
Metropolitan Washington Airports Authority, Flexible                              2.35       2,800     2,800
 Term PFC Revenue Notes, AMT, TECP, 2.35% 10/25/01


Washington  -  2.54%
Public Power Supply System, Project No. 1 Refunding                               2.20       2,180     2,180
 Electric Revenue Bonds, Series 1993-1A,
 2.20% 7/1/17*
Industrial Development Corp. of The Port of
 Anacortes, Variable Rate Refunding Revenue Bonds
 (Texaco Project), Series 1985, TECP, 2.35% 11/7/01                               2.35       2,000     2,000
Port of Seattle:
 General Obligation Bonds, Series 1985, 2.28% 1/1/05*                             2.28       1,900     1,900
 Subordinate Lien Revenue Notes, Series 2001B-1,
 AMT, TECP:
  2.30% 10/9/01                                                                   2.30         860       860
  2.45% 10/9/01                                                                   2.45       1,165     1,165


West Virginia  -  2.04%
The County Commission of Marion County, Solid Waste
 Disposal Facility Revenue Bonds,
 1990 Series A (Grant Town Cogeneration Project),                                 2.35       1,500     1,500
 AMT, 2.35% 10/1/17*
The County Commission of Putnam County, Solid Waste
 Disposal Revenue Bonds
 (Toyota Motor Manufacturing Project), 2000                                       2.30       5,000     5,000
 Series A, AMT, 2.30% 4/1/30*


Wisconsin  -  4.13%
General Obligation Bonds, TECP:
 Series 1997B, 2.55% 10/4/01                                                      2.55       2,000     2,000
 Series 1998A:
  2.55% 10/4/01                                                                   2.55         900       900
  2.45% 10/5/01                                                                   2.45       1,000     1,000
  2.45% 10/11/01                                                                  2.45       4,474     4,474
Housing and Economic Develoment Authority, Housing                                2.89       3,770     3,779
 Revenue Bonds, Series 1993C, 4.90% 11/1/01
City of Milwaukee, Milwaukee County, General                                      2.22       1,000     1,013
 Obligation Refunding Bonds, Series of 1996,
 6.00% 2/1/02


Wyoming  -  1.74%
General Fund Tax and Revenue Anticipation Notes,                                  2.52       5,500     5,553
 Series 2001A, 3.50% 6/27/02



TOTAL INVESTMENT SECURITIES (cost: $324,708,000)                                                     324,777


Excess of payables over cash and receivables                                                           6,033

NET ASSETS                                                                                          $318,744

*Coupon rate may change periodically.

Key to Abbreviations
AMT = Alternative Minimum Tax
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

The Tax-Exempt Money Fund of America
Financial statements

Statement of assets and liabilities
at September 30, 2001                                                         (dollars in       thousands)
Assets:
 Investment securities at market.
  (cost: $324,708)                                                                                $324,777
 Cash                                                                                                5,518
 Receivables for -
  Sales of investments                                                             $2,000
  Sales of fund's shares                                                              836
  Interest                                                                          1,714            4,550
                                                                                                   334,845
Liabilities:
 Payables for -
  Purchases of investments                                                         14,410
  Repurchases of fund's shares                                                      1,525
  Dividends on fund's shares                                                           27
  Management services                                                                  99
  Other expenses                                                                       40           16,101
Net assets at September 30, 2001                                                                  $318,744

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
  Shares outstanding                                                                           318,766,479
  Net asset value per share                                                                          $1.00



Statement of operations
for the year ended September 30, 2001                                         (dollars in       thousands)
Investment income:
 Income:
  Interest                                                                                         $10,338

 Expenses:
  Management services fee                                                          $1,169
  Distribution expenses                                                               113
  Transfer agent fee                                                                  184
  Reports to shareholders                                                               5
  Registration statement and prospectus                                                35
  Postage, stationery and supplies                                                     31
  Trustees' fees                                                                       20
  Auditing and legal fees                                                              18
  Custodian fee                                                                        22
  Taxes other than federal income tax                                                   2            1,599
 Net investment income                                                                               8,739


Unrealized Appreciation Investments:
 Net unrealized appreciation on investments                                                             94
Net increase in net assets resulting
 from operations                                                                                    $8,833




Statement of changes in net assets                                            (dollars in       thousands)

                                                                               Year ended
                                                                            September 30,
                                                                                      2001             2000
Operations:
 Net investment income                                                             $8,739           $8,866
 Net unrealized appreciation (depreciation)
  on investments                                                                       94              (11)
  Net increase in net assets
   resulting from operations                                                        8,833            8,855
Dividends paid to shareholders                                                     (8,760)          (8,875)

Capital share transactions:
 Proceeds from shares sold: 505,303,633 and 516,723,462
  shares, respectively                                                            505,304          516,723
 Proceeds from shares issued in reinvestment
  of net investment income dividends:
  8,085,193 and 8,238,698 shares, respectively                                      8,085            8,239
 Cost of shares repurchased: 470,220,156
  and 504,879,768 shares, respectively                                           (470,220)        (504,880)
  Net increase in net assets resulting
   from capital share transactions                                                 43,169           20,082
Total increase in net assets                                                       43,242           20,062
Net assets:
 Beginning of year                                                                275,502          255,440
 End of year                                                                     $318,744         $275,502



See notes to financial statements

The Tax-Exempt Money Fund of America

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of September 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $324,708,000. Net unrealized appreciation on investments aggregated $69,000; $101,000 related to appreciated securities and $32,000 related to depreciated securities.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,169,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.390% per annum of the first $200 million of daily net assets decreasing to 0.290% of such assets in excess of $1.2 billion. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.383% of average net assets.


DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15%.

The fund may use these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services.

For the year ended September 30, 2001, aggregate distribution expenses were $113,000, or 0.04% of average daily net assets.

As of September 30, 2001, aggregate distribution expenses payable to AFD were $10,000.

TRANSFER AGENT FEE - A fee of $184,000 was incurred during the year ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS were $25,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $4,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $1,532,431,000 and $1,476,402,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $22,000 includes $19,000 that was paid by these credits rather than in cash.

As of September 30, 2001, net assets consisted of the following:

                                                                     dollars in thousands
Capital paid in on shares of beneficial interest                                 $318,767
Distributions in excess of net investment income                                      (92)
Net unrealized appreciation                                                            69
Net assets                                                                       $318,744

Per-share data and ratios



                                                              Year ended
                                                            September 30
                                                                     2001      2000    1999    1998    1997
Net asset value, beginning of year                                 $1.00     $1.00   $1.00   $1.00   $1.00
 Income from investment operations :
  Net investment income                                         .042 (1)  .049 (1)    .039    .045    .046
 Less distributions :
  Dividends from net investment income                             (.042)    (.049)  (.039)  (.045)  (.046)
Net asset value, end of year                                       $1.00     $1.00   $1.00   $1.00   $1.00
Total return                                                        4.27%     5.00%   4.00%   4.63%   4.71%
Ratios/supplemental data:
 Net assets, end of year (in millions)                              $489      $369    $467    $356    $279
 Ratio of expenses to average net assets                             .66%      .62%    .59%    .59%    .53%
 Ratio of net income to average net assets                          4.12%     4.81%   3.95%   4.49%   4.61%




1) Based on average shares outstanding.

Report of Independent Accountants

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios the each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, all of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


The U.S. Treasury Money Fund of America
Investment Portfolio, September 30, 2001



                                                                                    Principal    Market
                                                                         Yield at      Amount     Value
U.S. Treasury Securities  -  100.01%                                  Acquisition       (000)     (000)
U.S. Treasury Bills 10-04-01                                        2.59% - 3.61%      $69,295  $ 69,272
U.S. Treasury Bills 10-11-01                                        3.38% - 3.53%       27,250    27,221
U.S. Treasury Bills 10-18-01                                        2.03% - 3.51%       43,750    43,683
U.S. Treasury Bills 10-25-01                                        2.40% - 3.54%       38,065    37,984
U.S. Treasury Bills 11-01-01                                        3.38% - 3.52%       38,145    38,031
U.S. Treasury Bills 11-08-01                                        3.42% - 3.51%       28,925    28,819
U.S. Treasury Bills 11-15-01                                        2.19% - 3.41%       71,630    71,371
U.S. Treasury Bills 11-23-01                                        2.24% - 3.42%       30,000    29,892
U.S. Treasury Bills 11-29-01                                        3.36% - 3.42%       59,605    59,377
U.S. Treasury Bills 12-06-01                                        2.33% - 3.37%       17,220    17,147
U.S. Treasury Bills 12-13-01                                        2.32% - 2.45%       31,615    31,465
U.S. Treasury Bills 12-20-01                                        2.16% - 2.19%       35,000    34,819

TOTAL INVESTMENT SECURITIES: (cost: $488,961,000)                                                489,081
Excess of payables over cash and receivables                                                          30

NET ASSETS                                                                                      $489,051

See Notes to Financial Statements

The U.S. Treasury Money Fund of America
Financial statements

Statement of assets and liabilities
at September 30, 2001                                                        (dollars in       thousands)
Assets:
 Investment securities at market
  (cost: $488,961)                                                                               $489,081
 Cash                                                                                                 604
 Receivables for -
  Sales of fund's shares                                                                            2,201
                                                                                                  491,886
Liabilities:
 Payables for -
  Repurchases of fund's shares                                                     2,584
  Dividends on fund's shares                                                          40
  Management services                                                                111
  Other expenses                                                                     100            2,835
Net assets at September 30, 2001                                                                 $489,051

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Shares outstanding                                                                          488,913,487
  Net asset value per share                                                                         $1.00


Statement of operations
for the year ended September 30, 2001                                        (dollars in       thousands)
Investment income:
 Income:
  Interest                                                                                        $19,330

 Expenses:
  Management services fee                                                          1,208
  Distribution expenses                                                              385
  Transfer agent fee                                                                 753
  Reports to shareholders                                                             15
  Registration statement and prospectus                                               99
  Postage, stationery and supplies                                                   103
  Trustees' fees                                                                      21
  Auditing and legal fees                                                             33
  Custodian fee                                                                       26
  Taxes other than federal income tax                                                  6            2,649
 Net investment income                                                                             16,681


Unrealized appreciation on investments:
 Net unrealized appreciation
  on investments                                                                                       36
Net increase in net assets resulting
 from operations                                                                                  $16,717




Statement of changes in net assets                                           (dollars in       thousands)

                                                                             Year ended
                                                                            September 30     September 30
                                                                                     2001             2000
Operations:
 Net investment income                                                           $16,681          $20,880
 Net unrealized appreciation
  on investments                                                                      36                6
  Net increase in net assets
   resulting from operations                                                      16,717           20,886
Dividends paid to
 shareholders                                                                    (16,665)         (20,879)

Capital share transactions:
 Proceeds from shares sold: 757,690,684 and 840,272,661
  shares, respectively                                                           757,691          840,272
 Proceeds from shares issued in reinvestment
  of net investment income dividends:
  15,678,228 and 19,526,770 shares, respectively                                  15,678           19,527
 Cost of shares repurchased: 653,742,552
  and 957,128,378 shares, respectively                                          (653,743)        (957,128)
  Net increase (decrease) in net assets resulting
   from capital share transactions                                               119,626          (97,329)
Total increase (decrease) in net assets                                          119,678          (97,322)

Net assets:
 Beginning of year                                                               369,373          466,695
 End of year                                                                    $489,051         $369,373

See notes to financial statements

Notes to financial statements
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of September 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $488,961,000.

Net unrealized depreciation on investments aggregated $120,000; $133,000 related to appreciated securities and $13,000 related to depreciated securities.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,208,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.300% of the first $800 million of daily net assets and 0.285% of such assets in excess of $800 million. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.300% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15%.

The fund may use these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services.

For the year ended September 30, 2001, aggregate distribution expenses were $385,000, or 0.10% of average daily net assets. As of September 30, 2001, aggregate distribution expenses payable to AFD were $36,000.

TRANSFER AGENT FEE - A fee of $753,000 was incurred during the year ended September 30 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS were $60,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $3,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $2,234,680,000 and $2,141,524,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $26,000 includes $8,000 that was paid by these credits rather than in cash.

As of September 30, 2001, net assets consisted of the following:

                                                                        (dollars in thousands)
Capital paid in on shares of beneficial interest                                      $488,914
Undistributed net investment income                                                         17
Net unrealized appreciation                                                                120
Net assets                                                                            $489,051

Per-share data and ratios

                                                              Year ended
                                                            September 30
                                                                     2001      2000      1999      1998      1997
Net asset value, beginning of year                                 $1.00     $1.00     $1.00     $1.00     $1.00
 Income from investment operations :
  Net investment income                                         .029 (1)  .032 (1)      .025      .029      .029
 Less distributions :
  Dividends from net investment income                             (.029)    (.032)    (.025)    (.029)    (.029)
Net asset value, end of year                                       $1.00     $1.00     $1.00     $1.00     $1.00
Total return                                                        2.92%     3.29%     2.51%     2.97%     2.94%
Ratios/supplemental data:
 Net assets, end of year (in millions)                              $319      $276      $255      $198      $160
 Ratio of expenses to average net assets                             .52%      .64% .65% (2)  .65% (2)  .65% (2)
 Ratio of net income to average net assets                          2.86%     3.23%     2.33%     2.94%     2.94%


1) Based on average shares outstanding.
2) Had CRMC not waived management services fees, the fund's expense ratio would have been 0.68%, 0.71% and 0.74% for the fiscal years ended 1999, 1998 and 1997, respectively.

Report of Independent Accountants

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, all of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



RESOURCES

AMERICAN FUNDSLINK(R)
[close-up photograph of person dialing a telephone]

Our free American FundsLink service links your bank account to your American Funds account, making it easy to buy, and sell fund shares online and by telephone.* FundsLink also lets you establish an automatic investment and withdrawal plan and deposit dividends and capital gains electronically.
*Some services may not apply to certain types of retirement accounts. Please call Shareholder Services at 800/421-0180 for further information.
To obtain a FundsLink brochure and authorization form, visit the "Downloadable Forms" section of "Your Portfolio" at americanfunds.com or call Shareholder Services.

AMERICAN FUNDSLINE(R)            800/325-3590
[close-up photograph of customer service representative]

Use our 24-hour automated phone service to access account information and perform transactions.

SHAREHOLDER SERVICES             800/421-0180

Contact a Shareholder Service Representative to obtain account and fund information, perform transactions or request literature or additional information about American Funds services. Representatives are available Monday through Friday, 8 a.m. to 8 p.m. Eastern time.

OUTSIDE THE U.S. AND CANADA      714/671-7000
[close-up photograph of person drinking coffee]

Contact an international operator to call Shareholder Services from outside the U.S. and Canada. Representatives are available Monday through Friday, 7:30 a.m. to 5 p.m. Pacific time.

ONLINE AT AMERICANFUNDS.COM

Visit the American Funds website to access account and fund information, perform transactions or download a prospectus.

ONLINE AT YOURRETIREMENTRESOURCE.COM
[close-up photograph of person working at computer]

[Visit the American Funds retirement website for information on individual and company-sponsored retirement plans and tips and tools for planning your retirement.

AMERICAN FUNDS SERVICE CENTER REGIONAL ADDRESSES

(Investors living outside the U.S. should use the Santa Ana, California, address.)


                             [map of the United States]

P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065



Please obtain the applicable prospectuses from your financial adviser or on americanfunds.com and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.

[American Funds(sm)]

BOARD OF TRUSTEES

AMBASSADOR RICHARD G. CAPEN, JR.
Rancho Santa Fe, California
Corporate director and author; former U.S. Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc.;
former Chairman and Publisher, The Miami Herald

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer, The Mission Group; former
President, Southern California Edison Company

DON R. CONLAN
South Pasadena, California
President (retired),
The Capital Group Companies, Inc.

DIANE C. CREEL
Long Beach, California
President and Chief Executive Officer,
The Earth Technology Corporation
(international consulting engineering)

MARTIN FENTON
San Diego, California
Managing Director, Senior Resource Group LLC
(development and management of senior living communities)

LEONARD R. FULLER
Marina del Rey, California
President, Fuller Consulting
(financial management consulting firm)

ABNER D. GOLDSTINE
Los Angeles, California
President of the funds
Senior Vice President and Director,
Capital Research and Management Company

PAUL G. HAAGA, JR.
Los Angeles, California
Chairman of the Boards
Executive Vice President and Director,
Capital Research and Management Company

RICHARD G. NEWMAN
Los Angeles, California
Chairman of the Board and Chief Executive Officer,
AECOM Technology Corporation
(architectural engineering)

FRANK M. SANCHEZ
Los Angeles, California
Chairman of the Board and Chief Executive Officer,
The Sanchez Family Corporation dba McDonald's
Restaurants (McDonald's licensee)

OTHER OFFICERS

NEIL L. LANGBERG
Los Angeles, California
Senior Vice President,
The Tax-Exempt Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

TERESA S. COOK
Los Angeles, California
Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Senior Vice President -
Investment Management Group,
Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the funds
Senior Vice President -
Fund Business Management Group,
Capital Research and Management Company

KAREN F. HALL
Los Angeles, California
Assistant Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

JULIE F. WILLIAMS
Los Angeles, California
Secretary of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

SUSI M. SILVERMAN
Brea, California
Treasurer of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

KIMBERLY S. VERDICK
Los Angeles, California
Assistant Secretary of the funds
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

ANTHONY W. HYNES, JR.
Brea, California
Assistant Treasurer of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

OFFICES OF THE FUNDS AND OF THE INVESTMENT ADVISER,
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

Most American Funds offer several share classes, each with its own sales charge and expense structure allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C and Class F shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 2001, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

Capital International
Capital Guardian
Capital Research and Management
Capital Bank and Trust
American Funds

Printed on recycled paper
Litho in USA AGD/CG/5341
Lit. No. MMF-011-1101